Property, plant and equipment - Finance leases (Details) - Hydroelectrical Installations € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of recognised finance lease as assets by lessee [abstract]
Life	10 years	10 years
Time Elapsed	5 years 7 months 6 days	4 years 7 months 6 days
Finance leases			$ 46,780	$ 41,080
Lease Payments Outstanding			80,639	81,383
Gross carrying amount
Disclosure of recognised finance lease as assets by lessee [abstract]
Finance leases	€ 109,047	€ 109,047	130,780	114,946
Accumulated depreciation and amortisation
Disclosure of recognised finance lease as assets by lessee [abstract]
Finance leases			$ (84,000)	$ (73,866)